STOCK BASED COMPENSATION - Stock based compensation expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
STOCK BASED COMPENSATION
Intrinsic value of outstanding options	$ 0		$ 0		$ 0
Stock-based compensation expense	269,000	$ 267,000	794,000	$ 497,000	764,000	$ 0
Unrecognized stock compensation expense	2,413,000		$ 2,413,000		$ 3,205,000
Unrecognized stock compensation expense expected to be recognized over the remaining weighted average service period			2 years 3 months 29 days		3 years 25 days
Research and Development Expense
STOCK BASED COMPENSATION
Stock-based compensation expense	34,000	35,000	$ 103,000	65,000	$ 100,000
General and Administrative Expense
STOCK BASED COMPENSATION
Stock-based compensation expense	$ 235,000	$ 232,000	$ 691,000	$ 432,000	$ 664,000